CONDENSED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Changes in operating assets and liabilities:
Prepaid assets			$ (2,497,000)	$ 3,255,000
Net cash flows (used in) provided by operating activities			(10,781,000)	29,693,000
Cash flows from investing activities:
Net cash flows used in investing activities			(9,647,000)	(19,042,000)
Cash flows from financing activities:
Net cash flows provided by (used in) financing activities			24,659,000	(9,102,000)
Net Change in Cash			4,231,000	1,549,000
Cash - Beginning of period			8,927,000	7,378,000
Cash - End of period	$ 13,158,000	$ 8,927,000	13,158,000	8,927,000
Seaport Global Acquisition Corp
Cash Flows from Operating Activities:
Net income (loss)		2,097,430	(536,769)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		(6,702)	(23,867)
Change in fair value of warrant liability	1,344,965	(5,441,188)	(855,644)
Transaction costs allocable to warrant liability		861,400
Compensation Expense - private placement warrants		2,297,689
Changes in operating assets and liabilities:
Prepaid assets		(308,515)	131,356
Due to related party		10,000	10,000
Accounts payable and accrued expenses		118,844
Net cash flows (used in) provided by operating activities		(371,042)	886,841
Cash flows from investing activities:
Investments held in Trust		(145,187,500)
Net cash flows used in investing activities		(145,187,500)
Cash flows from financing activities:
Proceeds from sale of Class B common stock to initial stockholders		25,000
Proceeds from sale of Units, net of offering costs		140,419,626
Proceeds from issuance of Private Placement Warrants		6,062,500
Net cash flows provided by (used in) financing activities		146,507,126
Net Change in Cash		948,584	(886,841)
Cash - Beginning of period			948,584
Cash - End of period	$ 61,743	948,584	61,743	$ 948,584
Non-cash investing and financing transactions:
Change in value of Class A common stock subject to possible redemption		6,702	$ (23,867)
Deferred underwriting commissions payable charged to additional paid-in capital		5,031,250
Initial classification of warrant liability		$ 22,763,938